Contingent Liabilities	12 Months Ended
Dec. 31, 2023
Contingent Liabilities [Abstract]
CONTINGENT LIABILITIES

24. CONTINGENT LIABILITIES

The group from time to time is involved in legal proceedings, none of which have given rise to contingent liabilities. Contingencies arising in the ordinary course of business, for which no security has been given, are not expected to result in any material financial loss.